Current Assets - Inventories - Schedule of Current Assets Inventories (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of inventories [Abstract]
Finished goods - at cost	$ 382,906	$ 425,149
Raw materials- at cost	540,598	531,178
Accrual for slow inventory	(30,622)	(21,548)
Total	$ 892,882	$ 934,779